Marketable Securities	12 Months Ended
Dec. 31, 2024
Parent Company | Reportable Legal Entities
Marketable Securities
Marketable Securities	13 – Marketable Securities Refer to Note 4.4 in the consolidated financial statements for additional information on marketable securities of the Group.